Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate assets, at cost:
Property	$ 292,360	$ 204,954
Accumulated depreciation	(45,472)	(39,556)
Total real estate assets	246,888	165,398
Cash and cash equivalents	5,695	17,591
Marketable securities	5,131	0
Escrows and acquisition deposits	4,996	4,385
Accrued rents and accounts receivable, net of allowance for doubtful accounts	6,053	4,726
Unamortized lease commissions and loan costs	3,755	3,598
Prepaid expenses and other assets	975	747
Total assets	273,493	196,445
Liabilities:
Notes payable	127,890	100,941
Accounts payable and accrued expenses	9,017	7,292
Tenants' security deposits	2,232	1,796
Distributions payable	3,647	2,133
Total liabilities	142,786	112,162
Commitments and contingencies:
Partners' Capital:
General Partner, 11,317,042 and 5,550,374 units outstanding as of December 31, 2011 and December 31, 2010, respectively	117,077	62,708
Limited Partners, 1,360,927 and 1,814,569 units outstanding as of December 31, 2011 and December 31, 2010, respectively	14,959	21,575
Accumulated other comprehensive loss	(1,329)	0
Total partners' capital	130,707	84,283
Total liabilities and partners' capital	$ 273,493	$ 196,445